Schedule of Corporation's Long-Term Debt Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 299,909
2019	298,157
2020	298,286
2021	65
2022	90
Thereafter	2,130,696
Total	$ 3,027,203	$ 1,686,189